VEDDER PRICE	VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
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CHICAGO • NEW YORK CITY • WASHINGTON. D.C. • ROSELAND. NJ

March 23, 2007

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:	Driehaus Mutual Funds
File Nos. 333-05265 and 811-07655
To The Commission:
     Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated March 19, 2007 and Statement of Additional Information dated March 19, 2007 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Jennifer M. Goodman

Jennifer M. Goodman